Schedule of finance leases ROU assets and finance lease liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases
Right-of-use assets – operating lease, net	$ 51,518	$ 5,894
Finance lease liabilities, current	5,334	5,334
Finance lease liabilities, non-current	$ 8,443	$ 13,777
Weighted average remaining lease term (in years)	2 years 7 months 6 days	3 years 7 months 6 days
Weighted average discount rate	4.00%	4.00%
Operating lease liabilities, current	$ 22,357	$ 5,943
Operating lease liabilities, non-current	$ 29,161
Weighted average remaining lease term (in years)	2 years 3 months 18 days	3 months 18 days
Weighted average discount rate	3.90%	3.90%